Schedule of Investments (unaudited) October 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI ACWI ex U.S. ETF(a)	1,590,507	$75,501,367

Total Investment Companies — 100.2% (Cost: $73,869,272)		75,501,367

Total Investments in Securities — 100.2% (Cost: $73,869,272)		75,501,367

Other Assets, Less Liabilities — (0.2)%		(178,661)

Net Assets — 100.0%		$75,322,706

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,835,082	—	(19,835,082	)(a)	—	$—	$6,336	(b)	$2,924	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,090,000	—	(1,090,000	)(a)	—	—	1,260		—	—
iShares MSCI ACWI ex U.S. ETF	1,530,513	76,638	(16,644)		1,590,507	75,501,367	—		(45,488)	2,587,498

						$75,501,367	$7,596		$(42,564)	$2,587,498

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	5,158,000	USD	3,539,699	MS	11/06/19	$16,174
BRL	6,091,000	USD	1,512,625	MS	11/06/19	5,963
CAD	60,000	USD	45,341	MS	11/06/19	214
CHF	4,600,000	USD	4,637,015	MS	11/06/19	26,609
DKK	5,988,000	USD	890,715	MS	11/06/19	3,303
EUR	14,507,000	USD	16,123,521	MS	11/06/19	58,234
GBP	6,546,000	USD	8,433,252	MS	11/06/19	46,634
HKD	48,536,000	USD	6,189,995	MS	11/06/19	3,930
ILS	598,000	USD	169,624	MS	11/06/19	64
INR	120,818,000	USD	1,701,662	MS	11/06/19	496
JPY	1,317,898,000	USD	12,106,506	MS	11/06/19	98,089
KRW	3,547,517,000	USD	3,033,505	MS	11/06/19	11,204
MXN	77,000	USD	3,879	MS	11/06/19	123
NOK	2,919,000	USD	316,158	MS	11/06/19	1,263
NZD	188,000	USD	119,555	MS	11/06/19	985
RUB	415,000	USD	6,371	MS	11/06/19	100
SEK	12,359,000	USD	1,270,458	MS	11/06/19	9,648
SGD	868,000	USD	636,995	MS	11/06/19	1,038
TRY	639,000	USD	111,238	MS	11/06/19	386
TWD	97,622,000	USD	3,205,470	MS	11/06/19	915

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	263,441	CLP	191,046,000	MS	11/06/19	$5,821
USD	73,385	HKD	575,000	MS	11/06/19	6
USD	172,531	ILS	600,000	MS	11/06/19	2,275
USD	1,695,269	INR	120,208,000	MS	11/06/19	1,705
USD	12,398,504	JPY	1,336,969,000	MS	11/06/19	17,299
USD	321,629	NOK	2,919,000	MS	11/06/19	4,209
USD	8,917	TRY	51,000	MS	11/06/19	8
ZAR	1,449,000	USD	95,125	MS	11/06/19	743
AUD	28,000	USD	19,301	MS	12/03/19	16
GBP	161,000	USD	208,524	MS	12/03/19	216
TRY	5,000	USD	867	MS	12/03/19	—
USD	5,250,478	CAD	6,871,000	MS	12/03/19	33,341
USD	31,491	CHF	31,000	MS	12/03/19	—
USD	258,825	CLP	190,995,000	MS	12/03/19	1,094
USD	2,395	DKK	16,000	MS	12/03/19	1
USD	257,075	EUR	230,000	MS	12/03/19	76
USD	3,979	ILS	14,000	MS	12/03/19	1
USD	1,778,601	INR	126,646,000	MS	12/03/19	2,680
USD	74,973	JPY	8,083,000	MS	12/03/19	3
USD	3,050,230	KRW	3,563,778,000	MS	12/03/19	3,322
USD	501,339	MXN	9,649,000	MS	12/03/19	2,023
USD	2,504	NOK	23,000	MS	12/03/19	3
USD	704,653	RUB	45,344,000	MS	12/03/19	403
USD	68,495	SEK	659,000	MS	12/03/19	139
USD	3,300,431	TWD	100,098,000	MS	12/03/19	4,215
USD	927,035	ZAR	13,941,000	MS	12/03/19	8,016

						372,987

CAD	6,801,000	USD	5,196,830	MS	11/06/19	(33,157)
CLP	191,046,000	USD	258,703	MS	11/06/19	(1,083)
HKD	362,000	USD	46,197	MS	11/06/19	(1)
ILS	2,000	USD	576	MS	11/06/19	(9)
INR	1,534,000	USD	21,621	MS	11/06/19	(9)
JPY	19,071,000	USD	176,814	MS	11/06/19	(204)
MXN	9,502,000	USD	495,845	MS	11/06/19	(2,039)
RUB	42,851,000	USD	668,243	MS	11/06/19	(73)
USD	3,487,299	AUD	5,158,000	MS	11/06/19	(68,574)
USD	1,461,385	BRL	6,091,000	MS	11/06/19	(57,203)
USD	5,179,853	CAD	6,861,000	MS	11/06/19	(29,375)
USD	4,648,335	CHF	4,600,000	MS	11/06/19	(15,289)
USD	879,413	DKK	5,988,000	MS	11/06/19	(14,605)
USD	15,903,707	EUR	14,507,000	MS	11/06/19	(278,048)
USD	8,063,288	GBP	6,546,000	MS	11/06/19	(416,599)
USD	6,166,626	HKD	48,323,000	MS	11/06/19	(117)
USD	30,042	INR	2,144,000	MS	11/06/19	(164)
USD	2,960,505	KRW	3,547,517,000	MS	11/06/19	(84,205)
USD	485,176	MXN	9,579,000	MS	11/06/19	(12,632)
USD	118,414	NZD	188,000	MS	11/06/19	(2,125)
USD	668,353	RUB	43,266,000	MS	11/06/19	(6,288)
USD	1,265,129	SEK	12,359,000	MS	11/06/19	(14,976)

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	628,575	SGD	868,000	MS	11/06/19	$(9,459)
USD	102,512	TRY	588,000	MS	11/06/19	(203)
USD	3,154,692	TWD	97,622,000	MS	11/06/19	(51,693)
USD	1,017,263	ZAR	15,390,000	MS	11/06/19	(961)
ZAR	13,941,000	USD	930,439	MS	11/06/19	(8,083)
CAD	140,000	USD	106,525	MS	12/03/19	(223)
CLP	4,367,000	USD	5,900	MS	12/03/19	(7)
KRW	7,738,000	USD	6,618	MS	12/03/19	(2)
NZD	1,000	USD	642	MS	12/03/19	—
TRY	46,000	USD	7,987	MS	12/03/19	(9)
USD	3,542,291	AUD	5,158,000	MS	12/03/19	(16,220)
USD	1,540,186	BRL	6,211,000	MS	12/03/19	(5,651)
USD	4,674,600	CHF	4,628,000	MS	12/03/19	(26,728)
USD	898,829	DKK	6,030,000	MS	12/03/19	(3,209)
USD	16,231,982	EUR	14,579,000	MS	12/03/19	(58,414)
USD	8,510,174	GBP	6,600,000	MS	12/03/19	(46,856)
USD	6,381,163	HKD	50,029,000	MS	12/03/19	(2,279)
USD	170,396	ILS	600,000	MS	12/03/19	(87)
USD	12,481,485	JPY	1,356,320,000	MS	12/03/19	(98,316)
USD	316,183	NOK	2,919,000	MS	12/03/19	(1,274)
USD	119,638	NZD	188,000	MS	12/03/19	(964)
USD	10,636	RUB	685,000	MS	12/03/19	(3)
USD	1,272,308	SEK	12,359,000	MS	12/03/19	(9,652)
USD	650,405	SGD	886,000	MS	12/03/19	(1,040)
USD	110,424	TRY	639,000	MS	12/03/19	(399)
ZAR	52,000	USD	3,436	MS	12/03/19	(8)

						(1,378,515)

	Net unrealized depreciation					$(1,005,528)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$75,501,367	$—	$—	$75,501,367

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$372,987	$—	$372,987
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,378,515)	—	(1,378,515)

	$—	$(1,005,528)	$—	$(1,005,528)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

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